Cover	3 Months Ended
Mar. 31, 2026
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	Enhanced Group Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001956439
Amendment Flag	false